Financial assets, liabilities and financial result (excluding Orange Bank) (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about financial instruments [line items]
Schedule of financial assets and liabilities

(in millions of euros)	Orange	O/w	Note	O/w	Note	O/w
	consolidated	telecom		Orange		eliminations
	financial	activities		Bank		telecom
	statements					activities / bank
Non-current financial assets related to Orange Bank activities	1,380	—		1,380	11.1.1	—
Non-current financial assets	1,274	1,301	9.6	—		(27)	(1)
Non-current derivatives assets	881	881	9.4	—		—
Current financial assets related to Orange Bank activities	1,977	—		1,981	11.1.1	(4)
Current financial assets	4,375	4,376	9.6	—		(1)
Current derivatives assets	41	41	9.4	—		—
Cash and cash equivalents	6,364	6,031	9.4	333		—
Non-current financial liabilities related to Orange Bank activities	—	—		27	11.1.2	(27)	(1)
Non-current financial liabilities	32,744	32,744	9.4	—		—
Non-current derivatives liabilities	672	594	9.4	78		—
Current financial liabilities related to Orange Bank liabilities	3,234	—		3,235	11.1.2	(1)
Current financial liabilities	4,489	4,493	9.4	—		(4)
Current derivatives liabilities	54	54	9.4	—		—

(1)	Loan granted by Orange SA to Orange Bank.

Schedule of financial assets

	June 30, 2020			December 31, 2019
(in millions of euros)	Non-current	Current	Total	Total
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss	298	—	298	277
Investments securities	298	—	298	277
Financial assets at fair value through profit or loss	277	4,337	4,613	4,953
Investments at fair value (1)	—	4,337	4,337	4,696
Investments securities	130	—	130	133
Cash collateral paid	147	—	147	123
Financial assets at amortized cost	727	39	766	772
Receivables related to investments (2)	48	13	61	70
Other (3)	679	26	705	702
Total financial assets	1,301	4,376	5,677	6,001

(1)	NEU Commercial papers and bond securities only.
(2)	Including loan granted by Orange SA to Orange Bank (27 million euros).
(3)	Including the escrowed amount of 347 million euros related to the Digicel litigation.

Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of net financial debt

(in millions of euros)	June 30,	December 31,
	2020	2019
TDIRA	641	822
Bonds	30,807	30,893
Bank loans and from development organizations and multilateral lending institutions	4,467	4,013
Debt relating to financed assets	216	125
Cash collateral received	417	261
NEU Commercial Papers (1)	391	158
Bank overdrafts	182	203
Other financial liabilities (2)	118	602
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt	37,237	37,076
Current and non-current derivatives (liabilities) (3)	648	436
Current and non-current derivatives (assets) (3)	(922)	(573)
Other comprehensive income components related to unmatured hedging instruments	(28)	(542)
Gross financial debt after derivatives (a)	36,935	36,397
Cash collateral paid (4)	(147)	(123)
Investments at fair value (5)	(4,337)	(4,696)
Cash equivalents	(3,247)	(3,651)
Cash	(2,784)	(2,462)
Assets included in the calculation of net financial debt (b)	(10,514)	(10,931)
Net financial debt (a) + (b)	26,420	25,466

(1)	Negotiable European Commercial Papers (formerly called "commercial papers").
(2)	Include 500 million euros of subordinated notes reclassified as a short term financial liability in 2019 and redeemed on February 7, 2020 (first call option date).
(3)	As of June 30, 2020, the foreign exchange effect of the cross currency swaps hedging foreign exchange risk on gross debt notional is an unrealized gain of 578 million euros.
(4)	Only cash collateral paid, included in non-current financial assets of the consolidated statement of financial position, are deducted from gross financial debt.
(5)	Only investments, included in current financial assets of the consolidated statement of financial position, are deducted from gross financial debt.